APPENDIX I	UNITED STATES		OMB APPROVAL
	                SECURITIES AND EXCHANGE COMMISSION
OMB Number:   3235-0456

	Washington, D.C. 20549		Expires: July 31, 2006
			Estimated average burden
			hours per response....... 2
	FORM 24F-2
	Annual Notice of Securities Sold
	Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.
Please print or type.

1 . Name and address of issuer:
	Munder Series Trust
	480 Pierce Street
	Birmingham, MI  48009

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): 1

	Munder S&P MidCap Index Equity Fund
	Munder S&P SmallCap Index Equity Fund
	Munder Institutional Government Money Market Fund
	Munder Institutional Money Market Fund
	Liquidity Money Market Fund

3. Investment Company Act File Number:
	811-21294
     Securities Act File Number
	333-102943

4(a).  Last day of fiscal year for which this Form is filed:
	December 31, 2004

4(b). 1 Check box if this Form is being filed late (ie., more than 90
calendar days after the end of the 	fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). 1 Check box if this is the last time the issuer will be filing this Form.



5.  Calculation of registration fee:
(i)	Aggregate sale price of securities sold during the fiscal year
	Pursuant to section 24(f):		$4,392,928,224

(ii)	Aggregate price of securities redeemed or repurchased during the
	fiscal year:
			$4,467,080,649

(iii)	Aggregate price of securities redeemed or repurchased
	during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration
	fees payable to the Commission:		$181,755,388

(iv)	Total available redemption credits [add Item 5(ii) and 5(iii):
	$4,648,836,037

(v)	Net sales - If Item 5(i) is greater than Item 5(iv)
	[subtract Item 5(iv) from Item 5(i) ]:    $	$0

(vi)	Redemption credits available for use in future years  $255,907,813
	- if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from
	 Item 5(i)]:

(vii)	Multiplier for determining registration fee (See
	Instruction C.9):	x	$0.0001177

(viii)	Registration fee due [multiply Item 5(v) by Item
	 5(vii)] (enter 'O' if no fee is due):	=	$0


6. Prepaid Shares
If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units)
deducted here:            . If there is a number
of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
here:              .

7. 'Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
+	$            0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
		=	$0


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:
	Wire Transfer
	Mail or other means





	SIGNATURES

This report has been signed below by the following persons on behalf
of the issuer and in the capacities	and on the dates indicated.


By (Signature and Title.)*

	/s/ David Rumph
	David Rumph
	Assistant Treasurer
Date: March 8, 2005

	*Please print the name and title of the signing officer below the signature.